T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO
September 30, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.8%
COMMUNICATION SERVICES 9.8%
Entertainment 2.9%
Liberty Media-Liberty Formula One,
Class C (1) 64,778 3,790
Live Nation Entertainment (1) 27,726 2,108
Netflix (1) 14,760 3,475
9,373
Interactive Media & Services 4.1%
Alphabet, Class C (1) 122,987 11,825
Pinterest, Class A (1) 64,900 1,512
13,337
Wireless Telecommunication
Services 2.8%
T-Mobile U.S. (1) 68,973 9,254
9,254
Total Communication Services 31,964
CONSUMER
DISCRETIONARY 11.3%
Automobiles 2.1%
Rivian Automotive, Class A (1) 12,700 418
Tesla (1) 24,217 6,424
6,842
Hotels, Restaurants & Leisure 2.9%
Chipotle Mexican Grill (1) 2,753 4,137
Marriott International, Class A  26,813 3,758
Planet Fitness, Class A (1) 30,248 1,744
9,639
Internet & Direct Marketing
Retail 1.4%
Alibaba Group Holding, ADR (1) 21,800 1,744
Amazon.com (1) 24,600 2,780
4,524
Specialty Retail 4.1%
AutoZone (1) 880 1,885
Best Buy  30,344 1,922
Burlington Stores (1) 12,360 1,383
Carvana (1) 16,897 343
Floor & Decor Holdings, Class A (1) 12,415 872
Home Depot  20,068 5,538
O'Reilly Automotive (1) 2,109 1,483
13,426
Textiles, Apparel & Luxury
Goods 0.8%
Lululemon Athletica (1) 9,575 2,677
2,677
Total Consumer Discretionary 37,108
CONSUMER STAPLES 1.3%
Beverages 0.9%
Coca-Cola  51,800 2,902
2,902
Shares $ Value
(Cost and value in $000s)
‡
Personal Products 0.4%
Olaplex Holdings (1) 130,138 1,243
1,243
Total Consumer Staples 4,145
ENERGY 4.6%
Oil, Gas & Consumable Fuels 4.6%
Cheniere Energy  11,300 1,875
EOG Resources  28,678 3,204
Exxon Mobil  71,837 6,272
Hess  20,934 2,282
Valero Energy  13,022 1,391
Total Energy 15,024
FINANCIALS 9.9%
Banks 0.9%
Western Alliance Bancorp  42,983 2,826
2,826
Capital Markets 6.3%
Charles Schwab  151,627 10,897
CME Group  17,766 3,147
Goldman Sachs Group  13,607 3,988
XP, Class A (1) 132,125 2,512
20,544
Insurance 2.7%
Chubb  48,611 8,841
8,841
Total Financials 32,211
HEALTH CARE 22.7%
Biotechnology 3.8%
AbbVie  11,342 1,522
Argenx, ADR (1) 10,303 3,637
Karuna Therapeutics (1) 3,720 837
Moderna (1) 21,300 2,519
Regeneron Pharmaceuticals (1) 5,750 3,961
12,476
Health Care Equipment &
Supplies 0.8%
Intuitive Surgical (1) 14,362 2,692
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $483 (1)(2)(3) 128,372 85
2,777
Health Care Providers &
Services 7.3%
Centene (1) 40,950 3,186
Elevance Health  5,800 2,634
HCA Healthcare  5,233 962
Humana  1,403 681
Molina Healthcare (1) 17,260 5,693
UnitedHealth Group  21,483 10,850
24,006
Health Care Technology 1.1%
Veeva Systems, Class A (1) 20,872 3,441
3,441

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

Shares $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 4.8%
Danaher  20,548 5,307
Thermo Fisher Scientific  12,636 6,409
West Pharmaceutical Services  15,765 3,880
15,596
Pharmaceuticals 4.9%
AstraZeneca, ADR  68,397 3,751
Eli Lilly  28,600 9,248
Zoetis  20,789 3,082
16,081
Total Health Care 74,377
INDUSTRIALS & BUSINESS
SERVICES 4.4%
Aerospace & Defense 0.9%
Airbus (EUR)  32,525 2,804
2,804
Industrial Conglomerates 1.8%
General Electric  42,067 2,604
Roper Technologies  8,948 3,218
5,822
Machinery 1.3%
Middleby (1) 33,423 4,284
4,284
Road & Rail 0.4%
Saia (1) 7,600 1,444
1,444
Total Industrials & Business Services 14,354
INFORMATION
TECHNOLOGY 23.7%
IT Services 7.7%
Adyen (EUR) (1) 1,371 1,710
Fiserv (1) 35,600 3,331
FleetCor Technologies (1) 4,441 782
Mastercard, Class A  4,100 1,166
Snowflake, Class A (1) 4,900 833
VeriSign (1) 21,085 3,662
Visa, Class A  77,990 13,855
25,339
Semiconductors & Semiconductor
Equipment 2.4%
Advanced Micro Devices (1) 23,469 1,487
ASML Holding  6,101 2,534
Texas Instruments  25,837 3,999
8,020
Software 7.7%
Canva, Acquisition Date: 8/16/21 -
11/4/21, Cost $349 (1)(2)(3) 205 196
CCC Intelligent Solutions Holdings (1) 78,200 711
Ceridian HCM Holding (1) 26,481 1,480
Intuit  7,400 2,866
Microsoft  49,621 11,557
Salesforce (1) 25,896 3,725
Synopsys (1) 8,965 2,739
Shares $ Value
(Cost and value in $000s)
‡
Workiva (1) 24,494 1,905
25,179
Technology Hardware, Storage &
Peripherals 5.9%
Apple  140,144 19,368
19,368
Total Information Technology 77,906
MATERIALS 4.3%
Chemicals 3.9%
FMC  49,896 5,274
Nutrien  49,400 4,119
Sherwin-Williams  16,600 3,399
12,792
Metals & Mining 0.4%
Southern Copper  28,306 1,269
1,269
Total Materials 14,061
REAL ESTATE 1.1%
Equity Real Estate Investment
Trusts 1.1%
AvalonBay Communities, REIT  19,100 3,518
Total Real Estate 3,518
UTILITIES 1.7%
Electric Utilities 1.7%
NextEra Energy  73,052 5,728
Total Utilities 5,728
Total Common Stocks (Cost
$286,332) 310,396
CONVERTIBLE PREFERRED STOCKS 1.5%
COMMUNICATION SERVICES 0.5%
Interactive Media & Services 0.5%
ByteDance, Series E, Acquisition Date:
7/8/19, Cost $415 (1)(2)(3) 8,415 1,489
Total Communication Services 1,489
CONSUMER DISCRETIONARY 0.2%
Leisure Products 0.2%
Rad Power Bikes, Series D, Acquisition
Date: 9/16/21, Cost $885 (1)(2)(3) 92,335 561
Total Consumer Discretionary 561
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $292 (1)(2)(3) 36,019 237
Treeline, Series A, Cost $60 (1)(2)(3) 7,690 60
Total Health Care 297

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS
SERVICES 0.3%
Aerospace & Defense 0.3%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $541 (1)(2)(3) 12,016 817
ABL Space Systems, Series
B-2, Acquisition Date: 10/22/21,
Cost $232 (1)(2)(3) 3,407 232
Total Industrials & Business Services 1,049
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Canva, Series A, Acquisition Date:
11/4/21, Cost $20 (1)(2)(3) 12 11
Waymo, Series A-2, Acquisition Date:
5/8/20, Cost $747 (1)(2)(3) 8,696 798
Total Information Technology 809
Shares $ Value
(Cost and value in $000s)
‡
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $441 (1)(2)(3) 9,305 726
Total Materials 726
Total Convertible Preferred Stocks
(Cost $3,633) 4,931
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price Government Reserve
Fund, 3.07% (4)(5) 12,226,814 12,227
Total Short-Term Investments (Cost
$12,227) 12,227
Total Investments in
Securities 100.0%
(Cost $302,192) $ 327,554
Other Assets Less Liabilities (0.0)% (20)
Net Assets 100.0% $ 327,534
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $5,212 and represents 1.6% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — # $ — $ 66 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government Reserve Fund, 3.07% $ 13,382 ¤ ¤ $ 12,227 ^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $66 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $12,227.

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO
Unaudited

Notes to Portfolio of Investments
T. Rowe Price All-Cap Opportunities Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2022, totaled $160,000 for the period ended September 30, 2022.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 305,601 $ 4,514 $ 281 $ 310,396
Convertible Preferred Stocks — — 4,931 4,931
Short-Term Investments 12,227 — — 12,227
Total $ 317,828 $ 4,514 $ 5,212 $ 327,554
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/22
Investment in Securities
Common Stocks $ 480 $ (199) $ — $ 281
Convertible Preferred Stocks 4,512 359 60 4,931
Total $ 4,992 $ 160 $ 60 $ 5,212

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
.
.
E302-054Q3 09/22